Common Stock (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 11, 2019
Debt Instrument [Line Items]
Issuance of common stock		4,540,000	1,770,000
Gross proceeds from Issuance of Common Stock		$ 285	$ 203
Maximum daily trading limit of shares percent	25.00%
ATM Program
Debt Instrument [Line Items]
Stock Repurchase Program, Authorized Amount				$ 600
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 245
ATM Program | Common Stock
Debt Instrument [Line Items]
Issuance of common stock		4,544,025
Shares, Issued			1,768,120
Gross proceeds from Issuance of Common Stock		$ 255	$ 100
Net proceeds from issuance of common stock		$ 251	$ 99
Average price per share, issued		$ 56.04
ATM Program | Average | Common Stock
Debt Instrument [Line Items]
Shares Issued, Price Per Share			$ 56.56
Employee Stock Option Plan
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		3,500,000	3,900,000
Share Unit Plans
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		3,500,000	900,000
Dividend Reinvestment
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		5,100,000	8,800,000